Condensed Consolidated Interim Statements of Changes in Equity - CAD ($)	Issued capital	Reserves	Deficit	Accumulated other comprehensive income (loss)	Total
Balance at Jun. 30, 2021	$ 122,996,406	$ 19,563,420	$ (68,617,507)	$ (2,398,853)	$ 71,543,466
Balance (in shares) at Jun. 30, 2021	141,166,203
Share-based payment		1,186,845			1,186,845
Shares issued for private placement, net of costs	$ 118,240,689	2,211,663			120,452,352
Shares issued for private placement, net of costs (in shares)	13,480,083
Share issuance costs	$ (241,396)				(241,396)
Warrants exercised	$ 6,306,982				6,306,982
Warrants exercised (in shares)	5,635,147
Stock options exercised	$ 1,698,280	(952,780)			745,500
Stock options exercised (in shares)	750,784
Net loss for the period			(17,926,893)		(17,926,893)
Currency translation differences for foreign operations				933,253	933,253
Balance at Dec. 31, 2021	$ 249,000,961	22,009,148	(86,544,400)	(1,465,600)	183,000,109
Balance (in shares) at Dec. 31, 2021	161,032,217
Balance at Jun. 30, 2022	$ 262,046,589	21,945,204	(106,717,819)	(745,716)	176,528,258
Balance (in shares) at Jun. 30, 2022	166,402,197
Share-based payment		1,091,749			1,091,749
Stock options exercised	$ 212,603	(100,104)			112,499
Stock options exercised (in shares)	150,000
Net loss for the period			(8,438,789)		(8,438,789)
Currency translation differences for foreign operations				2,466,598	2,466,598
Balance at Dec. 31, 2022	$ 262,259,192	$ 22,936,849	$ (115,156,608)	$ 1,720,882	$ 171,760,315
Balance (in shares) at Dec. 31, 2022	166,552,197